Stock-Based Compensation (Schedule of Key Assumptions of Fair Value of Stock Options Granted) (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%	0.00%
Risk free interest rates, minimum	0.71%	0.71%	0.71%	0.84%
Risk free interest rates, maximum	1.65%	1.01%	1.41%	1.56%
Expected volatility, minimum	45.30%	51.30%	49.10%	51.20%
Expected volatility, maximum	59.40%	53.50%	59.40%	63.90%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	3 years 6 months	3 years 6 months	3 years 6 months	3 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years	5 years	5 years	5 years